INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
Schedule of intangible assets

				Customer and		Assets
			Product-	distribution-		in course of
		Technology	related	related	Software	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2022		588	2,206	231	491	68	3,584
Exchange adjustment		(6)	(21)	(2)	(14)	(2)	(45)
Acquisitions	21	–	44	–	–	–	44
Additions		–	3	7	32	35	77
Disposals		–	–	(1)	(5)	–	(6)
Impairment		–	–	–	–	(1)	(1)
Transfers		–	–	–	4	(4)	–
At 31 December 2022		582	2,232	235	508	96	3,653
Exchange adjustment		4	36	(1)	5	4	48
Additions		–	2	2	36	64	104
Disposals		(1)	(7)	–	(4)	–	(12)
Transfers		(3)	10	–	2	14	23
At 31 December 2023		582	2,273	236	547	178	3,816
Amortisation and impairment
At 1 January 2022		180	1,482	145	379	–	2,186
Exchange adjustment		(2)	(19)	(2)	(8)	–	(31)
Charge for the year		46	123	17	43	–	229
Impairment		4	28	–	6	–	38
Disposals		–	–	–	(5)	–	(5)
At 31 December 2022		228	1,614	160	415	–	2,417
Exchange adjustment		2	36	–	4	–	42
Charge for the year		46	121	16	38	–	221
Impairment		–	37	–	–	–	37
Disposals		–	(7)	–	(4)	–	(11)
At 31 December 2023		276	1,801	176	453	–	2,706
Net book amounts
At 31 December 2023		306	472	60	94	178	1,110
At 31 December 2022		354	618	75	93	96	1,236

Amortisation and impairment of acquisition intangibles is set out below:

	2023	2022
	$ million	$ million
Technology	46	51
Product-related	150	142
Customer and distribution-related	11	12
Total	207	205

The table below provides further detail on the largest intangible assets and their remaining amortisation period:

		Remaining
	Carrying value	amortisation
	$ million	period
Intangibles acquired as part of the ArthroCare acquisition	257	10 years
Intangibles acquired as part of the Osiris acquisition	171	1–5 years
Intangibles acquired as part of the Healthpoint acquisition	143	4 years